Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Merger, net of transaction costs			$ 2,358,780
Issuance of common stock in July 2025 registered direct offering, net of costs		$ 1,453,012
Issuance of common stock in September 2025 registered direct offering, net of costs		$ 1,380,146
December 2025 sale of common stock and pre-funded warrants, net of costs	$ 2,872,989